VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Payment Obligations Under the Bareboat Charter (Details) - Variable Interest Entity, Primary Beneficiary - Golar Eskimo - Eskimo SPV Agreement
$ in Thousands
Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
2019	$ 25,907
2020	24,449
2021	23,205
2022	22,256
2023	21,343
After 2023	$ 36,823